Share Based Compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Options Outstanding Summary [Line Items]
Balance,	346,000
Number Of Options [Member]
Stock Options Outstanding Summary [Line Items]
Balance,	519,000	690,000	1,246,000
Forfeited	(173,000)	(171,000)	(513,000)
Exercised			(43,000)
Balance,	346,000	519,000	690,000	1,246,000
Weighted Average Exercise Price [Member]
Stock Options Outstanding Summary [Line Items]
Exercise Price, Lower Range Limit	$ 49.05	$ 49.05	$ 25.68	$ 16.97
Exercise Price, Upper Range Limit	98.87	98.87	98.87	$ 98.87
Exercise Price, Lower Range Limit Forfeited	50.15	25.68	33.57
Exercise Price, Upper Range Limit Forfeited	$ 75.18	$ 75.18	75.18
Exercise Price, Lower Range Limit Exercised			16.97
Exercise Price, Upper Range Limit Exercised			$ 25.68